Schedule of Maturities of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Remaining year
Year one	2,400	$ 750
Year two		1,750
Year three	600
Year three and thereafter
Year four and thereafter	1,800
Plus: accrued interest	813	388
Less: Discount	(128)	(21)	$ (138)
Total debt	$ 5,485	$ 2,867	$ 5,425